Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 1.52	$ 1.44
Dividends declared	$ 753	$ 721
Dividends reinvested	(23)	(23)
Dividends paid	$ 730	$ 698